Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	31 Dec	31 Dec
	2022	2021
	k€	k€
Raw materials	27,917	25,043
Work-in-progress	1,908	750
Total inventories	29,825	25,793